Contract assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract assets
Arising from performance under construction contracts	¥ 48,192		¥ 88,637
Provision on impairment	(5,105)		(10,953)
Total	¥ 43,087	$ 5,929	¥ 77,684